Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Royal Gold Inc.	1,031,467	98,495
*	RBC Bearings Inc.	446,808	94,813
*	Hexcel Corp.	1,317,827	78,266
	Balchem Corp.	509,091	73,854
*	Livent Corp.	2,538,924	58,675
	Quaker Chemical Corp.	210,779	50,106
*,1	MP Materials Corp.	1,536,874	49,533
*	Ingevity Corp.	620,958	44,318
	NewMarket Corp.	128,768	43,623
*	Amyris Inc.	3,042,027	41,767
	GrafTech International Ltd.	1,584,393	16,351
*	Century Aluminum Co.	782,034	10,518
*,1	Zymergen Inc.	323,101	4,255
	American Vanguard Corp.	206,989	3,115
			667,689
Consumer Discretionary (16.2%)
	Pool Corp.	599,156	260,279
*	Floor & Decor Holdings Inc. Class A	1,654,931	199,899
*	RH	264,581	176,452
*	Deckers Outdoor Corp.	434,989	156,683
*	Liberty Media Corp.-Liberty Formula One Class C	3,044,455	156,515
*	Five Below Inc.	880,464	155,675
*	Chegg Inc.	2,161,132	147,000
	Tempur Sealy International Inc.	3,090,335	143,422
*	SiteOne Landscape Supply Inc.	700,447	139,718
*	Crocs Inc.	931,952	133,716
*	Bright Horizons Family Solutions Inc.	952,216	132,758
	Churchill Downs Inc.	545,157	130,881
	Gentex Corp.	3,759,453	123,987
*	Zynga Inc. Class A	16,309,594	122,811
*	Scientific Games Corp.	1,439,302	119,563
*	IAA Inc.	2,119,504	115,661
*	YETI Holdings Inc.	1,306,887	111,987
*	Vail Resorts Inc.	316,605	105,762
*	Planet Fitness Inc. Class A	1,308,698	102,798
*	Fox Factory Holding Corp.	662,061	95,694
	Texas Roadhouse Inc. Class A	1,042,929	95,251
	Nexstar Media Group Inc. Class A	624,259	94,862
*	Stamps.com Inc.	276,174	91,079
*	Skechers USA Inc. Class A	2,120,866	89,331
*	Penn National Gaming Inc.	1,232,502	89,307

		Shares	Market Value ($000)
*	Boyd Gaming Corp.	1,235,158	78,136
	Wingstop Inc.	467,748	76,678
*	National Vision Holdings Inc.	1,287,589	73,096
	Choice Hotels International Inc.	569,030	71,908
*	Hilton Grand Vacations Inc.	1,417,981	67,453
	Papa John's International Inc.	517,526	65,721
*	Sonos Inc.	1,977,905	64,005
*	Grand Canyon Education Inc.	710,620	62,506
*	Ollie's Bargain Outlet Holdings Inc.	974,967	58,771
	Wyndham Hotels & Resorts Inc.	735,379	56,764
*	Frontdoor Inc.	1,348,230	56,491
	Columbia Sportswear Co.	570,553	54,682
*	Madison Square Garden Sports Corp.	292,457	54,382
*	Callaway Golf Co.	1,900,096	52,500
*	Leslie's Inc.	2,529,945	51,965
*	Luminar Technologies Inc. Class A	3,307,426	51,596
	LCI Industries	377,382	50,807
*	Overstock.com Inc.	642,384	50,055
*	LGI Homes Inc.	348,312	49,429
*	Six Flags Entertainment Corp.	1,147,014	48,748
*	Red Rock Resorts Inc. Class A	940,133	48,154
*	Allegiant Travel Co.	240,068	46,928
*	Shake Shack Inc. Class A	584,231	45,839
*	SeaWorld Entertainment Inc.	808,655	44,735
*	Stitch Fix Inc. Class A	1,071,641	42,812
*	Gentherm Inc.	520,803	42,149
*	Visteon Corp.	439,570	41,491
*	Dorman Products Inc.	424,939	40,229
	World Wrestling Entertainment Inc. Class A	708,924	39,884
*,1	ContextLogic Inc. Class A	7,009,663	38,273
	Ralph Lauren Corp.	343,645	38,158
*	Coursera Inc.	1,189,275	37,641
*	2U Inc.	1,112,777	37,356
	Travel + Leisure Co.	677,408	36,939
*	Revolve Group Inc. Class A	597,098	36,883
*	iRobot Corp.	440,249	34,560
*,1	Fisker Inc.	2,312,687	33,881
	Levi Strauss & Co. Class A	1,364,184	33,436
*	Sleep Number Corp.	352,272	32,930
	Jack in the Box Inc.	322,935	31,431
*	Madison Square Garden Entertainment Corp.	424,916	30,879
	Monro Inc.	499,086	28,702
*	Academy Sports & Outdoors Inc.	698,485	27,953
*	TripAdvisor Inc.	781,109	26,441
	Cracker Barrel Old Country Store Inc.	187,161	26,173
*	Skyline Champion Corp.	422,548	25,378
	Camping World Holdings Inc. Class A	646,915	25,146
*	Selectquote Inc.	1,933,280	24,997
	Steven Madden Ltd.	614,110	24,663
	Strategic Education Inc.	346,873	24,455
*	Dave & Buster's Entertainment Inc.	607,783	23,296
*	Driven Brands Holdings Inc.	792,166	22,886
*	Petco Health & Wellness Co. Inc. Class A	1,071,972	22,619
*,1	Figs Inc. Class A	583,780	21,682
*	Cardlytics Inc.	234,564	19,689
*	Liberty Media Corp.-Liberty Formula One Class A	386,802	18,199
	EW Scripps Co. Class A	945,912	17,083
*	Mister Car Wash Inc.	934,328	17,051

		Shares	Market Value ($000)
*	Cavco Industries Inc.	68,859	16,302
*	RealReal Inc.	1,227,957	16,184
*,1	Corsair Gaming Inc.	592,016	15,351
*	Angi Inc. Class A	1,102,527	13,605
*	Poshmark Inc. Class A	540,314	12,838
*	ACV Auctions Inc. Class A	715,022	12,792
	Sinclair Broadcast Group Inc. Class A	387,522	12,277
*	Stride Inc.	311,667	11,201
*	elf Beauty Inc.	367,886	10,687
*	Sun Country Airlines Holdings Inc.	315,626	10,586
*	Dine Brands Global Inc.	128,712	10,453
	Inter Parfums Inc.	137,320	10,267
*	PowerSchool Holdings Inc. Class A	376,174	9,258
*	Duolingo Inc. Class A	50,569	8,413
*,1	Canoo Inc.	1,030,310	7,923
*	Quotient Technology Inc.	1,336,308	7,777
*	Traeger Inc.	370,978	7,765
*	Sciplay Corp. Class A	366,354	7,580
*,1	ThredUp Inc. Class A	340,035	7,375
*	Dutch Bros Inc. Class A	168,465	7,298
*,1	Lordstown Motors Corp.	837,571	6,684
*	Latham Group Inc.	379,981	6,232
*,1	XL Fleet Corp.	879,392	5,417
*	Dream Finders Homes Inc. Class A	280,246	4,857
*	Frontier Group Holdings Inc.	254,955	4,026
*	Rush Street Interactive Inc.	198,412	3,812
*	Integral Ad Science Holding Corp.	182,107	3,757
*	Janus International Group Inc.	267,271	3,271
*,1	Weber Inc. Class A	143,306	2,521
*,1	Vizio Holding Corp. Class A	68,275	1,450
*,1	Revlon Inc. Class A	129,798	1,312
*	Instructure Holdings Inc.	5,620	127
*	Torrid Holdings Inc.	3,955	61
			5,957,244
Consumer Staples (2.9%)
*	Darling Ingredients Inc.	2,548,338	183,225
	Casey's General Stores Inc.	583,496	109,960
*	Post Holdings Inc.	902,352	99,403
*	Freshpet Inc.	647,659	92,414
*	Boston Beer Co. Inc. Class A	144,368	73,592
*,1	Beyond Meat Inc.	654,984	68,944
*	Celsius Holdings Inc.	585,511	52,749
	WD-40 Co.	215,443	49,871
*	Simply Good Foods Co.	1,354,733	46,725
	J & J Snack Foods Corp.	224,386	34,291
	Medifast Inc.	174,862	33,685
	Sanderson Farms Inc.	157,530	29,647
	Coca-Cola Consolidated Inc.	72,771	28,685
	Lancaster Colony Corp.	150,944	25,481
*	Hydrofarm Holdings Group Inc.	519,793	19,674
	National Beverage Corp.	368,024	19,318
*	BellRing Brands Inc. Class A	623,291	19,166
*,1	Beauty Health Co.	684,056	17,765
	Utz Brands Inc.	1,026,795	17,589
*	USANA Health Sciences Inc.	189,427	17,465
	Cal-Maine Foods Inc.	312,881	11,314
*	Vital Farms Inc.	285,167	5,010

		Shares	Market Value ($000)
*,1	AppHarvest Inc.	514,147	3,352
*,1	Honest Co. Inc.	177,960	1,847
			1,061,172
Energy (2.7%)
	Coterra Energy Inc.	12,136,090	264,081
	Texas Pacific Land Corp.	97,525	117,943
	PDC Energy Inc.	1,551,395	73,521
*	ChampionX Corp.	3,172,465	70,936
	Matador Resources Co.	1,655,390	62,971
*	Denbury Inc.	748,429	52,577
*,1	ChargePoint Holdings Inc.	2,406,375	48,104
*	Shoals Technologies Group Inc. Class A	1,633,372	45,538
	New Fortress Energy Inc. Class A	1,297,526	36,006
*	Array Technologies Inc.	1,892,812	35,055
	Cactus Inc. Class A	910,630	34,349
*,1	FuelCell Energy Inc.	4,805,213	32,147
*	Ameresco Inc. Class A	470,978	27,519
*	Stem Inc.	930,071	22,219
	Magnolia Oil & Gas Corp. Class A	1,197,682	21,307
*	Oceaneering International Inc.	1,574,444	20,972
*	Liberty Oilfield Services Inc. Class A	1,673,442	20,299
*	Dril-Quip Inc.	558,990	14,075
*	NexTier Oilfield Solutions Inc.	2,212,283	10,177
*	Helix Energy Solutions Group Inc.	1,130,007	4,384
			1,014,180
Financials (4.9%)
*	Upstart Holdings Inc.	794,818	251,512
	Pinnacle Financial Partners Inc.	1,136,519	106,924
	Morningstar Inc.	372,569	96,506
	Western Alliance Bancorp	778,215	84,685
*,1	Credit Acceptance Corp.	123,213	72,117
	Erie Indemnity Co. Class A	399,392	71,259
*	SoFi Technologies Inc.	4,371,932	69,426
*	Alleghany Corp.	103,654	64,723
	Pacific Premier Bancorp Inc.	1,484,868	61,533
*	Open Lending Corp. Class A	1,686,248	60,823
	ServisFirst Bancshares Inc.	766,419	59,627
	Kinsale Capital Group Inc.	340,483	55,056
	Ameris Bancorp	1,040,596	53,986
*,1	Marathon Digital Holdings Inc.	1,487,232	46,967
	Virtu Financial Inc. Class A	1,844,526	45,062
*	Trupanion Inc.	568,986	44,193
	Goosehead Insurance Inc. Class A	274,107	41,744
	Hamilton Lane Inc. Class A	484,541	41,099
*,1	Lemonade Inc.	579,874	38,857
	Essent Group Ltd.	834,199	36,713
	Houlihan Lokey Inc. Class A	397,680	36,626
*	Focus Financial Partners Inc. Class A	656,865	34,400
*,1	Riot Blockchain Inc.	1,279,407	32,881
	Cohen & Steers Inc.	378,421	31,700
	StepStone Group Inc. Class A	632,192	26,957
*	LendingTree Inc.	178,554	24,967
*	Silvergate Capital Corp. Class A	188,286	21,747
	Independent Bank Group Inc.	289,387	20,558
[1]	Blue Owl Capital Inc.	1,262,508	19,645
*	Ryan Specialty Group Holdings Inc. Class A	520,212	17,620
	TFS Financial Corp.	885,540	16,878

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	190,158	15,370
	PJT Partners Inc. Class A	173,533	13,728
*	BRP Group Inc. Class A	389,597	12,970
*	Oscar Health Inc. Class A	680,575	11,835
	National Bank Holdings Corp. Class A	230,760	9,341
*	eHealth Inc.	196,219	7,947
*,1	Root Inc. Class A	1,441,223	7,595
	Kearny Financial Corp.	573,497	7,129
*	Clearwater Analytics Holdings Inc. Class A	235,865	6,040
*	GoHealth Inc. Class A	1,175,503	5,913
*,1	Romeo Power Inc.	740,125	3,664
*	AssetMark Financial Holdings Inc.	143,656	3,573
*,1	MetroMile Inc.	699,639	2,484
*,2	First Eagle Private Credit LLC CVR	323,987	30
			1,794,410
Health Care (22.6%)
	Bio-Techne Corp.	614,528	297,782
*	Repligen Corp.	821,186	237,315
*	Masimo Corp.	779,221	210,943
*	Guardant Health Inc.	1,513,067	189,148
*	Charles River Laboratories International Inc.	396,343	163,559
*	Avantor Inc.	3,904,564	159,697
	PerkinElmer Inc.	881,459	152,748
*	Acceleron Pharma Inc.	861,794	148,315
*	Natera Inc.	1,327,085	147,890
*	Penumbra Inc.	546,380	145,610
*	Neurocrine Biosciences Inc.	1,488,447	142,757
*	Syneos Health Inc.	1,627,325	142,358
*	Intellia Therapeutics Inc.	1,039,921	139,505
	Bruker Corp.	1,543,987	120,585
*	Tandem Diabetes Care Inc.	991,018	118,308
	Chemed Corp.	247,464	115,100
*	Sarepta Therapeutics Inc.	1,192,393	110,272
*	Shockwave Medical Inc.	525,026	108,092
*	Exelixis Inc.	4,953,206	104,711
*	Omnicell Inc.	683,747	101,489
*	Arrowhead Pharmaceuticals Inc.	1,557,169	97,214
*	STAAR Surgical Co.	745,161	95,776
*	Inspire Medical Systems Inc.	407,292	94,850
*	Blueprint Medicines Corp.	920,958	94,684
*	Globus Medical Inc. Class A	1,231,920	94,390
*	Ultragenyx Pharmaceutical Inc.	1,013,185	91,379
*	Halozyme Therapeutics Inc.	2,238,740	91,072
*	NeoGenomics Inc.	1,834,120	88,478
*	Medpace Holdings Inc.	450,478	85,266
*	HealthEquity Inc.	1,311,111	84,908
*	Maravai LifeSciences Holdings Inc. Class A	1,707,876	83,823
*	Invitae Corp.	2,885,992	82,049
*	Quidel Corp.	556,303	78,522
*	Alkermes plc	2,537,120	78,245
	Hill-Rom Holdings Inc.	517,798	77,670
*	Integra LifeSciences Holdings Corp.	1,130,922	77,446
*	Amedisys Inc.	513,011	76,490
*	Fate Therapeutics Inc.	1,271,934	75,388
*	Twist Bioscience Corp.	697,378	74,599
*	LHC Group Inc.	473,037	74,224
*	ICU Medical Inc.	316,839	73,944
*	Neogen Corp.	1,690,384	73,413

		Shares	Market Value ($000)
*	Beam Therapeutics Inc.	782,417	68,078
*	Adaptive Biotechnologies Corp.	1,990,480	67,656
*	Denali Therapeutics Inc.	1,338,598	67,532
*	Ionis Pharmaceuticals Inc.	1,885,893	63,253
*	Allakos Inc.	594,057	62,893
*,1	Doximity Inc. Class A	768,077	61,984
	Ensign Group Inc.	823,746	61,690
*	Nevro Corp.	520,672	60,596
*	Merit Medical Systems Inc.	840,747	60,366
*	Novocure Ltd.	512,571	59,545
*	Progyny Inc.	1,054,137	59,032
*	Arena Pharmaceuticals Inc.	959,557	57,142
*	Haemonetics Corp.	802,123	56,622
*	Option Care Health Inc.	2,262,518	54,889
*	Vir Biotechnology Inc.	1,231,982	53,616
*	CareDx Inc.	827,219	52,421
*	Nektar Therapeutics	2,887,895	51,867
*	Veracyte Inc.	1,113,697	51,731
*	Arvinas Inc.	618,675	50,843
*	Insmed Inc.	1,811,118	49,878
*	Certara Inc.	1,483,901	49,117
*	NuVasive Inc.	812,100	48,604
*	R1 RCM Inc.	2,191,246	48,229
*	AtriCure Inc.	685,000	47,642
*	Inovalon Holdings Inc. Class A	1,168,285	47,070
*	Editas Medicine Inc.	1,072,573	44,061
*	Intra-Cellular Therapies Inc.	1,149,789	42,864
*	PTC Therapeutics Inc.	1,108,929	41,263
*	Sotera Health Co.	1,555,139	40,667
*	Amicus Therapeutics Inc.	4,186,198	39,978
*	Pacira BioSciences Inc.	698,095	39,093
*	Evolent Health Inc. Class A	1,232,705	38,214
*	Inari Medical Inc.	470,251	38,137
*	Emergent BioSolutions Inc.	758,911	37,999
*	Sage Therapeutics Inc.	830,865	36,816
*	Apellis Pharmaceuticals Inc.	1,092,654	36,014
*	Zentalis Pharmaceuticals Inc.	530,087	35,325
*	Accolade Inc.	829,474	34,979
*	Ligand Pharmaceuticals Inc.	248,625	34,638
*	Ortho Clinical Diagnostics Holdings plc	1,844,653	34,089
*	Health Catalyst Inc.	678,179	33,916
*	TG Therapeutics Inc.	1,008,783	33,572
*	Glaukos Corp.	694,039	33,432
*	1Life Healthcare Inc.	1,621,296	32,831
*	Corcept Therapeutics Inc.	1,636,787	32,212
*	SpringWorks Therapeutics Inc.	500,858	31,774
*	ACADIA Pharmaceuticals Inc.	1,889,891	31,391
*	REVOLUTION Medicines Inc.	1,096,176	30,156
	CONMED Corp.	228,640	29,913
*	Xencor Inc.	914,431	29,865
*	Sana Biotechnology Inc.	1,325,566	29,852
*	Allogene Therapeutics Inc.	1,114,404	28,640
*	CorVel Corp.	153,579	28,599
*	Ironwood Pharmaceuticals Inc. Class A	2,170,558	28,347
*	Silk Road Medical Inc.	489,087	26,914
*	AdaptHealth Corp. Class A	1,127,956	26,270
*	Apollo Medical Holdings Inc.	281,874	25,665
*	iRhythm Technologies Inc.	437,497	25,620

		Shares	Market Value ($000)
*	Relay Therapeutics Inc.	798,787	25,186
*	Global Blood Therapeutics Inc.	977,472	24,906
*	REGENXBIO Inc.	571,291	23,949
*,1	Seer Inc. Class A	671,673	23,193
*	Harmony Biosciences Holdings Inc.	584,732	22,413
*	Phreesia Inc.	358,751	22,135
*	Deciphera Pharmaceuticals Inc.	641,005	21,781
*	Agios Pharmaceuticals Inc.	464,907	21,455
*	Bluebird Bio Inc.	1,066,158	20,374
*	Privia Health Group Inc.	834,003	19,649
*	Axonics Inc.	291,208	18,955
*	Alector Inc.	829,360	18,926
*	NanoString Technologies Inc.	359,068	17,239
*	Heron Therapeutics Inc.	1,607,797	17,187
*	Innoviva Inc.	986,796	16,489
*	Inogen Inc.	356,718	15,371
*	Multiplan Corp.	2,635,118	14,836
*	Generation Bio Co.	582,277	14,598
*	Pulmonx Corp.	405,173	14,578
*	Berkeley Lights Inc.	740,999	14,494
*	ChemoCentryx Inc.	827,123	14,144
*	Cano Health Inc.	1,092,888	13,858
*	PMV Pharmaceuticals Inc.	464,470	13,841
*	Olema Pharmaceuticals Inc.	499,332	13,762
*	Vaxcyte Inc.	535,193	13,578
*	FibroGen Inc.	1,315,129	13,441
*	American Well Corp. Class A	1,329,849	12,115
*	Kronos Bio Inc.	576,886	12,092
*	Gossamer Bio Inc.	959,175	12,057
*	ImmunityBio Inc.	1,234,324	12,022
*	Cerevel Therapeutics Holdings Inc.	399,975	11,799
*,1	Butterfly Network Inc.	1,123,237	11,727
*,1	Clover Health Investments Corp.	1,581,698	11,689
*,1	Recursion Pharmaceuticals Inc. Class A	501,817	11,547
*	HealthStream Inc.	398,275	11,383
*	Atara Biotherapeutics Inc.	635,183	11,370
*	Pennant Group Inc.	402,703	11,312
*	BioAtla Inc.	382,434	11,259
*	Nuvation Bio Inc.	1,116,543	11,098
*	OPKO Health Inc.	2,955,414	10,787
*	Supernus Pharmaceuticals Inc.	398,172	10,619
*	Rocket Pharmaceuticals Inc.	351,281	10,500
*	Phathom Pharmaceuticals Inc.	321,566	10,322
*	Agiliti Inc.	514,325	9,793
*,1	SmileDirectClub Inc. Class A	1,781,166	9,476
*	Cullinan Oncology Inc.	412,222	9,304
*	Radius Health Inc.	745,731	9,255
*,1	LifeStance Health Group Inc.	590,356	8,560
*	Sangamo Therapeutics Inc.	917,221	8,264
*	AnaptysBio Inc.	303,027	8,218
*	Kinnate Biopharma Inc.	344,582	7,932
*	Treace Medical Concepts Inc.	291,502	7,841
*	Hims & Hers Health Inc.	999,089	7,533
*	Adagio Therapeutics Inc.	175,523	7,414
*	Precigen Inc.	1,467,084	7,321
*	Alignment Healthcare Inc.	443,174	7,082
*	Theravance Biopharma Inc.	926,370	6,855
*	Natus Medical Inc.	269,226	6,752

		Shares	Market Value ($000)
*	Epizyme Inc.	1,290,520	6,607
*	Rubius Therapeutics Inc.	354,085	6,331
*	Prelude Therapeutics Inc.	196,776	6,149
*	Definitive Healthcare Corp. Class A	137,991	5,910
*	Aveanna Healthcare Holdings Inc.	726,484	5,826
*	Nkarta Inc.	207,671	5,775
*	Orthofix Medical Inc.	147,547	5,624
*	Instil Bio Inc.	304,726	5,447
*	Verve Therapeutics Inc.	113,609	5,340
*	Signify Health Inc. Class A	265,056	4,737
*	Aerie Pharmaceuticals Inc.	372,692	4,249
*,1	Clovis Oncology Inc.	934,058	4,166
*	Erasca Inc.	191,287	4,059
*,1	Vor BioPharma Inc.	234,434	3,676
*,1	Intercept Pharmaceuticals Inc.	209,456	3,110
*,1	Lyell Immunopharma Inc.	191,606	2,836
*	Design Therapeutics Inc.	175,516	2,578
*	Eargo Inc.	339,797	2,287
*	Cytek Biosciences Inc.	106,652	2,283
*	Innovage Holding Corp.	320,695	2,120
*	Monte Rosa Therapeutics Inc.	91,503	2,039
*	PROCEPT BioRobotics Corp.	50,019	1,908
*	Singular Genomics Systems Inc.	169,334	1,895
*,1	Day One Biopharmaceuticals Inc.	71,501	1,697
*	Nuvalent Inc. Class A	65,319	1,473
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	1,054,451	928
*	Absci Corp.	72,745	846
*	Bright Health Group Inc.	47,686	389
*	Warby Parker Inc. Class A	3,922	208
*,1	Cue Health Inc.	9,658	114
*,2	Wright Medical Group NV	1,712	—
			8,311,659
Industrials (16.6%)
*	Bill.com Holdings Inc.	755,788	201,758
	Nordson Corp.	822,797	195,949
	Graco Inc.	2,670,659	186,866
*	Trex Co. Inc.	1,813,807	184,881
*	Axon Enterprise Inc.	1,032,654	180,735
*	Fair Isaac Corp.	424,125	168,772
*	Paylocity Holding Corp.	600,981	168,515
	Toro Co.	1,684,021	164,040
	Lennox International Inc.	526,107	154,765
	Genpact Ltd.	2,953,376	140,315
	Watsco Inc.	518,513	137,209
	MKS Instruments Inc.	871,903	131,579
*	Berry Global Group Inc.	2,128,155	129,562
	A O Smith Corp.	2,094,861	127,933
*	WEX Inc.	704,374	124,068
*	Chart Industries Inc.	571,890	109,294
*	TopBuild Corp.	517,996	106,091
*	WillScot Mobile Mini Holdings Corp.	3,343,214	106,047
	Cognex Corp.	1,319,828	105,877
	Littelfuse Inc.	387,033	105,764
*	Euronet Worldwide Inc.	788,925	100,414
*	Saia Inc.	414,112	98,571
*	Coherent Inc.	385,897	96,509
	Jack Henry & Associates Inc.	582,134	95,505
	Landstar System Inc.	602,072	95,019

		Shares	Market Value ($000)
	Exponent Inc.	818,608	92,625
*	ASGN Inc.	790,197	89,403
	Eagle Materials Inc.	658,719	86,398
*	AMN Healthcare Services Inc.	743,221	85,285
	Advanced Drainage Systems Inc.	776,680	84,013
	BWX Technologies Inc.	1,497,214	80,640
	Maximus Inc.	966,834	80,441
	Simpson Manufacturing Co. Inc.	682,941	73,054
*,1	Virgin Galactic Holdings Inc.	2,830,908	71,622
*	GXO Logistics Inc.	901,235	70,693
	John Bean Technologies Corp.	499,352	70,184
*	Middleby Corp.	409,419	69,810
*,1	TuSimple Holdings Inc. Class A	1,745,280	64,802
	Insperity Inc.	576,574	63,850
*	AZEK Co. Inc. Class A	1,703,995	62,247
*	ExlService Holdings Inc.	495,626	61,021
*	TriNet Group Inc.	621,206	58,754
*	Shift4 Payments Inc. Class A	742,528	57,561
*	ACI Worldwide Inc.	1,847,564	56,776
*	Itron Inc.	710,876	53,764
	Woodward Inc.	474,868	53,755
	Aerojet Rocketdyne Holdings Inc.	1,199,174	52,224
	Franklin Electric Co. Inc.	620,121	49,517
*	Vicor Corp.	350,262	46,991
*	Welbilt Inc.	2,014,409	46,815
	Badger Meter Inc.	458,565	46,379
*	Kratos Defense & Security Solutions Inc.	1,947,440	43,447
	AAON Inc.	658,632	43,035
*	Mercury Systems Inc.	883,267	41,884
*	Masonite International Corp.	378,397	40,159
	Installed Building Products Inc.	373,229	39,991
*	Bloom Energy Corp. Class A	2,060,464	38,572
	Mueller Water Products Inc. Class A	2,489,899	37,896
	Helios Technologies Inc.	457,755	37,586
	Armstrong World Industries Inc.	373,622	35,670
	Forward Air Corp.	425,406	35,317
*	Verra Mobility Corp. Class A	2,294,009	34,571
*,1	Nikola Corp.	3,124,137	33,335
*	Raven Industries Inc.	563,440	32,460
*	AeroVironment Inc.	369,735	31,915
*	Proto Labs Inc.	435,235	28,987
	Lindsay Corp.	172,081	26,120
*	Air Transport Services Group Inc.	929,542	23,991
	Tennant Co.	279,819	20,693
*	Cimpress plc	237,156	20,592
	Comfort Systems USA Inc.	272,066	19,404
*	FARO Technologies Inc.	286,735	18,870
*	Gibraltar Industries Inc.	257,453	17,932
*	Evo Payments Inc. Class A	746,700	17,682
*	Core & Main Inc. Class A	631,424	16,550
*	Dycom Industries Inc.	230,644	16,431
*	Hayward Holdings Inc.	729,223	16,218
*	TaskUS Inc. Class A	239,535	15,898
	Maxar Technologies Inc.	543,278	15,386
*,1	PureCycle Technologies Inc.	1,111,003	14,754
*	GreenSky Inc. Class A	1,117,870	12,498
*	Danimer Scientific Inc.	655,317	10,708
*	ZipRecruiter Inc. Class A	360,403	9,947

		Shares	Market Value ($000)
	Enerpac Tool Group Corp. Class A	474,891	9,844
*	Forrester Research Inc.	181,459	8,939
*,1	Desktop Metal Inc. Class A	1,233,719	8,846
*	BTRS Holdings Inc.	784,461	8,347
*,1	Latch Inc.	724,466	8,165
*,1	Hyliion Holdings Corp.	955,495	8,026
	Pactiv Evergreen Inc.	559,028	6,999
	Gorman-Rupp Co.	164,888	5,905
*	CS Disco Inc.	112,500	5,393
*	Payoneer Global Inc.	586,868	5,018
*,1	Velodyne Lidar Inc.	772,382	4,572
*	Thermon Group Holdings Inc.	262,863	4,550
*	Hillman Solutions Corp.	369,858	4,412
*	Paymentus Holdings Inc. Class A	175,212	4,317
*	American Woodmark Corp.	65,484	4,281
*,1	View Inc.	770,531	4,176
*	Flywire Corp.	75,095	3,292
*	Sterling Check Corp.	108,966	2,829
*	Legalzoom.com Inc.	7,903	209
*	Remitly Global Inc.	777	28
			6,101,309
Real Estate (7.6%)
	Equity LifeStyle Properties Inc.	2,601,426	203,171
	American Homes 4 Rent Class A	4,307,561	164,204
	CubeSmart	3,173,454	153,754
	CyrusOne Inc.	1,949,669	150,924
	STORE Capital Corp.	3,844,367	123,135
	Rexford Industrial Realty Inc.	2,166,218	122,933
	Americold Realty Trust	4,104,985	119,250
	American Campus Communities Inc.	2,186,857	105,953
	Healthcare Trust of America Inc. Class A	3,441,093	102,063
	STAG Industrial Inc.	2,548,400	100,025
	CoreSite Realty Corp.	695,126	96,303
*	Host Hotels & Resorts Inc.	5,611,648	91,638
	Regency Centers Corp.	1,335,588	89,925
	Innovative Industrial Properties Inc.	376,254	86,979
	Spirit Realty Capital Inc.	1,873,359	86,250
*	Redfin Corp.	1,566,442	78,479
	Lamar Advertising Co. Class A	682,241	77,400
*	Ryman Hospitality Properties Inc.	822,121	68,812
	National Storage Affiliates Trust	1,255,182	66,261
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,235,920	66,097
	Terreno Realty Corp.	997,899	63,097
	Kilroy Realty Corp.	915,632	60,624
	Broadstone Net Lease Inc.	2,371,396	58,834
*	Howard Hughes Corp.	649,532	57,035
	Essential Properties Realty Trust Inc.	1,858,573	51,891
	PS Business Parks Inc.	324,515	50,865
	Uniti Group Inc.	3,667,974	45,373
	eXp World Holdings Inc.	1,034,823	41,155
	Kite Realty Group Trust	1,324,990	26,977
	Paramount Group Inc.	2,915,769	26,213
*	DigitalBridge Group Inc.	3,854,567	23,243
	Pebblebrook Hotel Trust	1,036,372	23,225
	Safehold Inc.	310,252	22,304
	St. Joe Co.	510,921	21,510
*	Marcus & Millichap Inc.	405,894	16,487
	CareTrust REIT Inc.	765,217	15,549

		Shares	Market Value ($000)
	Universal Health Realty Income Trust	195,694	10,816
	Alexander's Inc.	32,228	8,399
	Phillips Edison & Co. Inc.	157,902	4,849
*	Bridge Investment Group Holdings Inc. Class A	188,688	3,334
*,1	Compass Inc. Class A	8,468	112
			2,785,448
Technology (21.5%)
	Entegris Inc.	2,132,184	268,442
*	Ceridian HCM Holding Inc.	2,120,860	238,851
*	Avalara Inc.	1,289,266	225,325
*	Dynatrace Inc.	3,129,346	222,090
*	PTC Inc.	1,661,351	199,013
*	Five9 Inc.	1,064,465	170,038
*	Guidewire Software Inc.	1,307,701	155,446
*	Manhattan Associates Inc.	996,956	152,564
*	Wolfspeed Inc.	1,821,844	147,077
*	Elastic NV	970,053	144,528
*	Lattice Semiconductor Corp.	2,144,290	138,628
*	Anaplan Inc.	2,161,826	131,634
*	Aspen Technology Inc.	1,054,799	129,529
*	Smartsheet Inc. Class A	1,868,653	128,601
*	Nutanix Inc. Class A	3,212,520	121,112
*	Asana Inc. Class A	1,155,285	119,965
	Brooks Automation Inc.	1,168,130	119,558
	Universal Display Corp.	666,754	113,988
*	Zendesk Inc.	943,624	109,828
	Vertiv Holdings Co. Class A	4,433,891	106,812
*	Pure Storage Inc. Class A	4,230,590	106,442
*	II-VI Inc.	1,662,040	98,659
*	J2 Global Inc.	720,239	98,399
*	Blackline Inc.	826,619	97,591
*	Varonis Systems Inc. Class B	1,596,733	97,161
*	Rapid7 Inc.	833,372	94,188
*	Digital Turbine Inc.	1,359,769	93,484
*	Everbridge Inc.	603,487	91,151
*	SPS Commerce Inc.	563,395	90,881
	Dolby Laboratories Inc. Class A	1,027,204	90,394
*	Silicon Laboratories Inc.	638,643	89,512
	Power Integrations Inc.	900,634	89,154
*	Workiva Inc. Class A	608,738	85,808
*	Ambarella Inc.	541,836	84,386
*	Novanta Inc.	529,894	81,869
	Pegasystems Inc.	640,464	81,403
*	Upwork Inc.	1,805,648	81,308
*	Semtech Corp.	1,020,704	79,584
*	ON Semiconductor Corp.	1,692,377	77,460
	National Instruments Corp.	1,881,447	73,809
*	Medallia Inc.	2,143,620	72,604
*	Alteryx Inc. Class A	934,981	68,347
*	Q2 Holdings Inc.	843,324	67,584
*	New Relic Inc.	917,457	65,846
*	Tenable Holdings Inc.	1,423,844	65,696
*	Envestnet Inc.	814,355	65,344
*	Sprout Social Inc. Class A	531,453	64,811
*	Vimeo Inc.	2,195,575	64,484
*	nCino Inc.	900,123	63,936
*	FireEye Inc.	3,571,820	63,578
*	Sailpoint Technologies Holdings Inc.	1,460,631	62,632

		Shares	Market Value ($000)
*	Diodes Inc.	671,479	60,829
*	Cloudera Inc.	3,726,108	59,506
*	Fabrinet	578,463	59,298
*	LivePerson Inc.	986,999	58,184
*	Qualys Inc.	520,433	57,919
*	Appian Corp.	622,218	57,561
*,1	Fastly Inc. Class A	1,420,095	57,429
*	Cornerstone OnDemand Inc.	997,265	57,103
	CMC Materials Inc.	459,257	56,594
*	Onto Innovation Inc.	774,424	55,952
*	Alarm.com Holdings Inc.	706,033	55,205
*	Rogers Corp.	294,401	54,900
*	Magnite Inc.	1,960,180	54,885
*,1	MicroStrategy Inc. Class A	94,586	54,709
*	Box Inc. Class A	2,311,188	54,706
*	MaxLinear Inc. Class A	1,081,753	53,276
	Advanced Energy Industries Inc.	603,006	52,914
*	CommVault Systems Inc.	685,093	51,594
*	3D Systems Corp.	1,870,327	51,565
*,1	Altair Engineering Inc. Class A	732,050	50,468
*	Duck Creek Technologies Inc.	1,138,537	50,369
*	MACOM Technology Solutions Holdings Inc.	756,833	49,096
*	FormFactor Inc.	1,220,518	45,562
*	Schrodinger Inc.	822,421	44,970
*	Cargurus Inc. Class A	1,421,422	44,647
	Switch Inc. Class A	1,725,700	43,816
*	PagerDuty Inc.	1,051,293	43,545
*	BigCommerce Holdings Inc.	837,930	42,433
	Shutterstock Inc.	373,944	42,375
*	Yelp Inc. Class A	1,097,680	40,878
	CDK Global Inc.	948,568	40,362
*	Vroom Inc.	1,825,249	40,283
*	Appfolio Inc. Class A	268,120	32,282
*	Jamf Holding Corp.	837,660	32,267
*	Perficient Inc.	258,281	29,883
*	Zuora Inc. Class A	1,746,378	28,955
*	Blackbaud Inc.	383,020	26,945
*	Bandwidth Inc. Class A	294,782	26,613
*	Bottomline Technologies DE Inc.	675,559	26,536
*	LiveRamp Holdings Inc.	508,996	24,040
*	Eventbrite Inc. Class A	1,192,317	22,547
*	PROS Holdings Inc.	625,035	22,176
*	Yext Inc.	1,792,497	21,564
*	Telos Corp.	737,265	20,953
*	Ping Identity Holding Corp.	842,017	20,688
*	DigitalOcean Holdings Inc.	254,015	19,719
*	SiTime Corp.	90,239	18,424
*	nLight Inc.	647,427	18,251
*,1	Skillz Inc. Class A	1,845,154	18,119
*	Veeco Instruments Inc.	794,354	17,643
*	Parsons Corp.	485,190	16,380
*	Datto Holding Corp.	640,149	15,300
*	CEVA Inc.	343,882	14,673
*	E2open Parent Holdings Inc.	1,154,458	13,045
*,1	Confluent Inc. Class A	217,538	12,976
*	JFrog Ltd.	378,286	12,673
*	Sumo Logic Inc.	674,159	10,867
*	ON24 Inc.	515,155	10,272

		Shares	Market Value ($000)
*	Freshworks Inc. Class A	223,056	9,522
*	PubMatic Inc. Class A	297,380	7,836
*	Xometry Inc. Class A	131,492	7,583
*	Thoughtworks Holding Inc.	240,610	6,908
*	Aeva Technologies Inc.	836,768	6,644
*,1	Ouster Inc.	890,867	6,521
*	MediaAlpha Inc. Class A	340,072	6,353
*,1	N-Able Inc.	493,571	6,125
	Ebix Inc.	195,266	5,259
*	Vertex Inc. Class A	204,916	3,938
*,1	SEMrush Holdings Inc. Class A	170,369	3,929
*	Clear Secure Inc. Class A	88,052	3,615
*	Rackspace Technology Inc.	247,357	3,517
*	WM Technology Inc.	236,243	3,426
*	ForgeRock Inc. Class A	86,769	3,378
*	SmartRent Inc. Class A	229,296	2,985
*	Viant Technology Inc. Class A	185,799	2,270
*,1	Sprinklr Inc. Class A	122,597	2,145
*	MeridianLink Inc.	95,500	2,135
*	SecureWorks Corp. Class A	105,413	2,096
*	Couchbase Inc.	65,349	2,033
*	AvePoint Inc.	238,790	2,027
*	Intapp Inc.	71,415	1,840
*	Zeta Global Holdings Corp. Class A	179,457	1,052
*	EngageSmart Inc.	6,174	210
*	DoubleVerify Holdings Inc.	3,178	109
*,2	Media General Inc. CVR	1,362,047	53
*	Amplitude Inc. Class A	774	42
*	EverCommerce Inc.	2,380	39
*	Procore Technologies Inc.	329	29
*	Alkami Technology Inc.	793	20
			7,930,897
Telecommunications (1.6%)
	Cable One Inc.	90,190	163,526
*	Ciena Corp.	2,433,555	124,963
*	Lumentum Holdings Inc.	1,090,314	91,085
*	Viasat Inc.	1,094,816	60,291
	Cogent Communications Holdings Inc.	674,214	47,761
*,1	Globalstar Inc.	14,144,446	23,621
*	Infinera Corp.	2,797,183	23,273
*,1	fuboTV Inc.	949,879	22,759
*	WideOpenWest Inc.	824,529	16,202
	Shenandoah Telecommunications Co.	374,315	11,821
	Loral Space & Communications Inc.	202,828	8,724
	ATN International Inc.	162,696	7,622
*,1	Gogo Inc.	389,411	6,737
			608,385
Utilities (1.3%)
*	Sunrun Inc.	3,075,513	135,322
*	Clean Harbors Inc.	770,118	79,992
*	Evoqua Water Technologies Corp.	1,890,540	71,009
*	Casella Waste Systems Inc. Class A	792,364	60,172
	Ormat Technologies Inc.	704,022	46,895
	Covanta Holding Corp.	1,879,404	37,814
*	Sunnova Energy International Inc.	1,142,517	37,634

			Shares	Market Value ($000)
	California Water Service Group		406,560	23,959
				492,797
Total Common Stocks (Cost $26,332,699)				36,725,190
		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $612,240)	0.068%	6,123,345	612,334
Total Investments (101.4%) (Cost $26,944,939)				37,337,524
Other Assets and Liabilities—Net (-1.4%)				(524,848)
Net Assets (100%)				36,812,676
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $503,195,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $521,573,000 was received for securities on loan, of which $519,346,000 is held in Vanguard Market Liquidity Fund and $2,227,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	284	31,251	(68)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	8/31/22	BOANA	5,145	(0.511)	—	(633)
Beyond Meat Inc.	8/31/22	BOANA	28,714	(0.068)	—	(3,453)
Elastic NV	8/31/22	BOANA	6,382	(0.069)	—	(423)
Invitae Corp.	8/31/22	BOANA	10,667	(0.069)	—	(433)
Middleby Corp.	8/31/22	BOANA	5,122	(0.069)	—	(348)
Novocure Ltd.	8/31/22	BOANA	24,158	(0.068)	—	(3,248)
					—	(8,538)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	36,724,179	—	1,011	36,725,190
Temporary Cash Investments	612,334	—	—	612,334
Total	37,336,513	—	1,011	37,337,524

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	68	—	—	68
Swap Contracts	—	8,538	—	8,538
Total	68	8,538	—	8,606
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.